Fair Value of Financial Instruments (Details) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended		3 Months Ended		7 Months Ended	12 Months Ended
	Sep. 29, 2023 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2019 USD ($)
Fair Value of Financial Instruments (Details) [Line Items]
Stock converted, reverse recapitalization (in Shares) | shares					2,278,598			2,278,598
conversion amount								$ 18,900
Stock converted, reverse recapitalization (in Dollars per share) | $ / shares					$ 8.3			$ 8.3
Derivative warrant liabilities		$ 23,360	$ 23,360		$ 23,360			$ 25,759
Warrants issued (in Shares) | shares		7,334	7,334		7,334
Forward purchase derivative liability	$ 20,200	$ 10,085	$ 10,085		$ 10,085			15,804
Proceeds from convertible debt	$ 10,000	$ 600	$ 400	$ 17,300			$ 400	6,215		$ 300
Debt Conversion, Converted Instrument, Amount								$ 18,913
Interest rate		12.00%	12.00%		12.00%	12.00%		12.00%
Derivative Liability								$ 41,563
Gain (Loss) On Issuance Of Convertible Notes					$ (729)
PIPE Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Derivative warrant liabilities								$ 25,300
Warrants issued (in Shares) | shares	10,209,994	10,209,994	10,209,994		10,209,994
SPA Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants issued (in Shares) | shares		1,000,000	1,000,000		1,000,000			1,000,000
Warrant, exercise price (in Dollars per share) | $ / shares		$ 11.5	$ 11.5		$ 11.5			$ 11.5
Measurement Input, Expected Dividend Payment [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Private warrants and working capital warrants unobservable input		0	0		0			0
Senior Convertible Notes [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Fair value of debt								$ 8,500
Fair Value, Recurring [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Senior Notes								8,500
Legacy Convertible Notes [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount					$ 18,900
Convertible 12% Promissory Notes [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Interest rate		12.00%	12.00%		12.00%
Convertible 12% Promissory Notes [Member] | Convertible Debt [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Interest rate		12.00%	12.00%		12.00%
Convertible 12% Promissory Note Warrants [Member] | Convertible Debt [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Interest rate		12.00%	12.00%		12.00%
Convertible Bridge Loans [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Proceeds from convertible debt			$ 300		$ 700
Debt Instrument, Face Amount		$ 1,400	1,400		1,400
Gain (Loss) On Issuance Of Convertible Notes					700
Convertible Bridge Loans [Member] | Convertible Debt [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Proceeds from convertible debt					700
Private Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Derivative warrant liabilities	$ 1,800							400
Derivative Liability								378
Working Capital Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Derivative warrant liabilities	200							100
Derivative Liability								42
PIPE Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Derivative warrant liabilities								25,300
Transaction fee								$ 10,200
Warrants issued (in Shares) | shares								10,209,994
Warrant, exercise price (in Dollars per share) | $ / shares								$ 1
Derivative Liability								$ 25,339
Forward Purchase Derivative Liability [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Forward purchase derivative liability		$ 10,100	$ 10,100		10,100			15,800
Derivative Liability								15,804
Nonrelated Party [Member] | Legacy Convertible Notes [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Other Comprehensive Income (Loss), Financial Liability, Fair Value Option, Before Tax And Reclassification Adjustment, Attributable To Parent					$ 1,500
Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Interest rate		12.00%	12.00%		12.00%
Convertible Debt [Member] | Convertible 12% Promissory Notes [Member] | Binomial Lattice Model [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Interest rate		12.00%	12.00%		12.00%
Convertible Debt [Member] | Convertible 12% Promissory Notes [Member] | Black-Scholes Model [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Interest rate		12.00%	12.00%		12.00%
Convertible Debt [Member] | Convertible 12% Promissory Note Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Interest rate		12.00%	12.00%		12.00%
Convertible Debt [Member] | Convertible 12% Promissory Note Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Interest rate		12.00%	12.00%		12.00%
Convertible Debt [Member] | Relative Fair Values [Member] | Convertible 12% Promissory Note Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Interest rate		12.00%	12.00%		12.00%
Convertible Debt [Member] | Relative Fair Values [Member] | Convertible 12% Promissory Note Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Interest rate		12.00%	12.00%		12.00%
Estimate of Fair Value Measurement [Member] | SPA Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants, stand-alone fair value disclosure	400							100
Warrants, relative fair value disclosure								300
Estimate of Fair Value Measurement [Member] | Senior Convertible Notes [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Fair value of debt	$ 12,900
Convertible debt, relative fair value disclosures								9,700
Estimate of Fair Value Measurement [Member] | Senior Convertible Notes [Member] | SPA Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Convertible debt, stand-alone fair value disclosures								$ 8,500
Estimate of Fair Value Measurement [Member] | Convertible 12% Promissory Note Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Promissory note warrants		$ 300	$ 300		$ 300
Estimate of Fair Value Measurement [Member] | Convertible 12% Promissory Notes [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Debt Instrument, Face Amount		600	600		600
Promissory note warrants		300	300		300
Estimate of Fair Value Measurement [Member] | Convertible Bridge Loan Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Derivative Liability		1,400	1,400		1,400
Reported Value Measurement [Member] | Convertible 12% Promissory Note Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Promissory note warrants		900	900		900
Reported Value Measurement [Member] | Convertible 12% Promissory Notes [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Promissory note warrants		700	700		700
Reported Value Measurement [Member] | Convertible Bridge Loan Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Derivative Liability		$ 100	$ 100		$ 100